Description of Business, Nature of Operations and Pending Merger Agreement with Putnam County Savings Bank	12 Months Ended
Sep. 30, 2014
Description of Operations [Abstract]
Description of Business, Nature of Operations and Pending Merger Agreement with Putnam County Savings Bank

Note 2—Description of Business, Nature of Operations and Pending Merger Agreement with Putnam County Savings Bank

The Bank was originally chartered in 1887 as Community Savings and Loan, a New York State-chartered savings and loan association. In 1980, it converted to a New York State-chartered savings bank and changed its name to Community Mutual Savings Bank of Southern New York. In 1983, Community Mutual Savings Bank of Southern New York changed its name to Community Mutual Savings Bank. In 2007, the Bank reorganized to a federally-chartered mutual savings bank and simultaneously converted from a federally-chartered mutual savings bank to a federally-chartered stock savings bank, with the concurrent formation of the Company. The Company, a stock holding company for the Bank, conducted a public offering of its common stock in connection with the conversion. After the 2007 conversion and offering, all of the Bank’s stock became owned by the Company. In June 2012, the Bank completed its conversion from a federally-chartered savings bank to a New York state-chartered savings bank after receiving approval from the New York State Department of Financial Services (“NYSDFS”) and non-objection from the Office of the Comptroller of the Currency (“OCC”), and changed its name to CMS Bank.  The Company will continue to be regulated as a savings and loan holding company by the Federal Reserve Bank of Philadelphia as long as the Bank continues to meet the requirements to remain a “qualified thrift lender” under the Home Owners’ Loan Act.

The Bank is a community and customer-oriented retail savings bank offering residential mortgage loans and traditional deposit products and commercial real estate, small business and consumer loans in Westchester County,  New York, and the surrounding areas. The Bank also invests in various types of assets, including securities of various government-sponsored enterprises, corporations, municipalities and mortgage-backed securities. The Bank’s revenues are derived principally from interest on loans, interest and dividends received from its investment securities and fees for bank services. The Bank’s primary sources of funds are deposits, scheduled amortization and prepayments of loan principal and mortgage-backed securities, maturities and calls of investment securities, funds provided by operations and borrowings from the Federal Home Loan Bank of New York (“FHLB”).

On September 25, 2014, the Company and Bank entered into an Agreement and Plan of Merger dated as of September 25, 2014 (“Merger Agreement”) by and among Putnam County Savings Bank, a New York-chartered mutual savings bank (“Putnam”), Putnam County Acquisition Corporation, (“Acquisition Corporation”), the Company and Bank. Under the terms of the Merger Agreement, and subject to the terms and conditions thereof, Putnam will acquire the Company and Bank through a series of transactions by which the Acquisition Corporation will merge with and into the Company, immediately thereafter followed by the mergers of the Company and Bank with and into Putnam, which shall be the surviving bank (collectively, the “Merger”). The combined organization will be operated under the name of “Putnam County Savings Bank.”

Upon effectiveness of the Merger, each share of Company common stock issued and outstanding immediately prior to the effective time of the Merger shall be converted into the right to receive a cash payment of $13.25 per share and each option issued and outstanding immediately prior to the effective time of the Merger shall be cancelled and converted into the right to receive a cash payment in an amount determined in the manner set forth in the Merger Agreement equal to the difference between $13.25 and the exercise price of the  option.